Other revenues (Tables)	12 Months Ended
Dec. 31, 2012
Other revenues [Abstract]
Other revenues
Other revenues comprise the following items:

	Year ended December 31
(In US$ millions)	2012	2011	2010

Amortization of unfavorable contracts	-	24	39
Amortization of favorable contracts	(12)	(23)	(13)
Revenues related party	15	0	0
Total	3	1	26